Costs and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Costs and Expenses [Abstract]
Schedule of costs and expenses
	Year ended December 31,
	2022	2021	2020
	USD in thousands
Salary and related expenses	-	1,163	79
Consultants and subcontractors	247	881	1
Expenditure on materials (including inventory impairment loss)	2	792	1
Depreciation and other	-	259	29
Maintenance	-	93	12
	249	3,188	122
Operating costs not attributed to projects (mainly salary and related expenses) *	1,686	863	-
	1,935	4,051	122
Onerous contract provision included in costs	8	215	63

*	Costs and expenses relating to periods in which the plant did not operate in full capacity.

	Year ended December 31,
	2022	2021	2020
	USD in thousands

Salary and related expenses	2,609	2,529	1,747
Consultants and subcontractors	441	998	632
Expenditure on materials	1,020	738	1,111
Depreciation and other	615	534	314
Office maintenance	208	167	137
	4,893	4,966	3,941
Less: Government Grants, see Note 3A	(275)	(1,266)	(1,734)
Add: royalty liability recognized for government grants (Note 12B)	-	-	1,706
	4,618	3,700	3,913

	Year ended December 31,
	2022	2021	2020
	USD in thousands

Salary and related expenses	954	521	190
Office maintenance	15	27	28
Project Promotion	84	45	82
Consultants	38	90	22
Other	131	64	74
	1,222	747	396
Less: Government grants, Note 3A.	-	-	(26)
	1,222	747	370

	Year ended December 31,
	2022	2021	2020
	USD in thousands

Salary and related expenses	2,302	1,070	557
Office maintenance	93	77	66
Consultants and insurance	1,660	1,104	548
Depreciation and other	410	335	295
	4,465	2,586	1,466

	Year ended December 31,
	2022	2021	2020
	USD in thousands
Share in loss of joint venture (Note 4)	30	-	-
Write down of production line (Note 8B)	704	314	-
Other	3	(19)	143
	737	295	143